Taxes (Details)	6 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 USD ($)
Taxes (Details) [Line Items]
Statutory income tax rate percentage	25.00%
Net operating losses carried forward	$ 4,052,386
Accrued tax liabilities	$ 2,848,749		$ 2,573,830
Underpayment of taxes | ¥		¥ 100
statute of limitation	10 years
Hong Kong [Member]
Taxes (Details) [Line Items]
Statutory income tax rate percentage	16.50%
Foreign Investment Enterprises [Member]
Taxes (Details) [Line Items]
Statutory income tax rate percentage	25.00%